UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/29/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chatham Investment Management Co.
Address: 329 Commercial Dr., Suite 120

         Savannah, GA  31406

13F File Number:  28-05657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip B. Palmer, CFA
Title:     Compliance Officer
Phone:     912-691-2320

Signature, Place, and Date of Signing:

     /s/  Philip B. Palmer     Savannah, GA     July 11, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     78

Form13F Information Table Value Total:     $112,764 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATN COM   COM                 000886101      524    79450 SH       SOLE                    79450        0        0
ADVANCED DIGITAL INFO COM   COM                 007525108      307    17750 SH       SOLE                    17750        0        0
ALKERMES INC COM            COM                 01642T108      163     4650 SH       SOLE                     4650        0        0
AMERICAN INTL GROUP COM     COM                 026874107     5072    59667 SH       SOLE                    59667        0        0
AOL TIME WARNER INC COM     COM                 02364J104     4509    85067 SH       SOLE                    85067        0        0
APTARGROUP INC COM          COM                 038336103      287     8850 SH       SOLE                     8850        0        0
AUTOMATIC DATA PROCESS COM  COM                 053015103     3580    72029 SH       SOLE                    72029        0        0
AWARE INC MASS COM          COM                 05453n100      121    13400 SH       SOLE                    13400        0        0
BARR LABS INC COM           COM                 068306109      743    10550 SH       SOLE                    10550        0        0
BERKSHIRE HATHAWAY INC CL B COM                 084670207     3183     1384 SH       SOLE                     1384        0        0
BIOTECH HOLDERS TR DEP RC   COM                 09067D201     2743    20700 SH       SOLE                    20700        0        0
BRIGHT HORIZON FAMILY COM   COM                 109195107      323    10300 SH       SOLE                    10300        0        0
BRISTOL MYERS SQUIBB COM    COM                 110122108      532    10175 SH       SOLE                    10175        0        0
CALIFORNIA AMPLIFIER COM    COM                 129900106       37     9100 SH       SOLE                     9100        0        0
CARLISLE COS INC COM        COM                 142339100      266     7625 SH       SOLE                     7625        0        0
CARNIVAL CORP CL A          COM                 143658102     2651    86365 SH       SOLE                    86365        0        0
CHOICEPOINT INC COM         COM                 170388102      700    16652 SH       SOLE                    16652        0        0
CISCO SYS INC COM           COM                 17275R102     1849   101610 SH       SOLE                   101610        0        0
CITIGROUP INC COM           COM                 172967101     3712    70248 SH       SOLE                    70248        0        0
COCA COLA CO COM            COM                 191216100     1254    27870 SH       SOLE                    27870        0        0
COLGATE PALMOLIVE CO COM    COM                 194162103     2865    48571 SH       SOLE                    48571        0        0
COPART INC COM              COM                 217204106      448    15300 SH       SOLE                    15300        0        0
DIONEX CORP COM             COM                 254546104      323     9700 SH       SOLE                     9700        0        0
DOLLAR GEN CORP COM         COM                 256669102     1718    88084 SH       SOLE                    88084        0        0
DYCOM INDS INC COM          COM                 267475101      458    19987 SH       SOLE                    19987        0        0
E M C CORP MASS COM         COM                 268648102     2218    75838 SH       SOLE                    75838        0        0
ELECTRONIC DATA SYS NW COM  COM                 285661104     1442    23075 SH       SOLE                    23075        0        0
EMERSON INC COM             COM                 291011104     1901    31420 SH       SOLE                    31420        0        0
EXXON MOBIL CORP COM        COM                 30231G102     2683    30717 SH       SOLE                    30717        0        0
GENERAL DYNAMICS CORP COM   COM                 369550108     3337    42885 SH       SOLE                    42885        0        0
GENERAL ELEC CO COM         COM                 369604103     5105   104718 SH       SOLE                   104718        0        0
GENZYME CORP COM GENL DIV   COM                 372917104      246     4036 SH       SOLE                     4036        0        0
GILEAD SCIENCES INC COM     COM                 375558103      289     4960 SH       SOLE                     4960        0        0
GILLETTE CO COM             COM                 375766102      325    11200 SH       SOLE                    11200        0        0
HAVERTY FURNITURE INC COM   COM                 419596101      241    16100 SH       SOLE                    16100        0        0
HOME DEPOT INC COM          COM                 437076102     3532    75865 SH       SOLE                    75865        0        0
HUMAN GENOME SCIENCES COM   COM                 444903108      277     4600 SH       SOLE                     4600        0        0
I SHARES MSCI JAPAN INDX FD COM                 464286848     1770   173040 SH       SOLE                   173040        0        0
ICOS CORP COM               COM                 449295104      270     4225 SH       SOLE                     4225        0        0
IDEC PHARMACEUTICALS COM    COM                 449370105      398     5880 SH       SOLE                     5880        0        0
IMCLONE SYS INC COM         COM                 45245w109      435     8240 SH       SOLE                     8240        0        0
INTEL CORP COM              COM                 458140100     2903    99252 SH       SOLE                    99252        0        0
INTERNATIONAL BUS MACH COM  COM                 459200101     2613    23123 SH       SOLE                    23123        0        0
JACK HENRY & ASSOC INC COM  COM                 426281101      353    11400 SH       SOLE                    11400        0        0
JOHNSON & JOHNSON COM       COM                 478160104     3891    77826 SH       SOLE                    77826        0        0
KOPIN CORP COM              COM                 500600101      311    25600 SH       SOLE                    25600        0        0
L M ERICSSON TEL CO         COM                 294821301      763   140825 SH       SOLE                   140825        0        0
MEDIMMUNE INC COM           COM                 584699102      239     5060 SH       SOLE                     5060        0        0
MERCK & CO INC COM          COM                 589331107      173     2700 SH       SOLE                     2700        0        0
MICROSOFT CORP COM          COM                 594918104     2471    33850 SH       SOLE                    33850        0        0
MILLENNIUM PHARMACEUTC COM  COM                 599902103      213     5980 SH       SOLE                     5980        0        0
MORGAN STAN DEAN WITTR NEW  COM                 617446448     2735    42578 SH       SOLE                    42578        0        0
MYRIAD GENETICS INC COM     COM                 62855J104      255     4020 SH       SOLE                     4020        0        0
NOKIA CORP. ADR             COM                 654902204     1548    69772 SH       SOLE                    69772        0        0
OMNICOM GROUP INC COM       COM                 681919106     9469   110100 SH       SOLE                   110100        0        0
PFIZER INC COM              COM                 717081103     2774    69270 SH       SOLE                    69270        0        0
POLYCOM INC COM             COM                 73172K104      495    21450 SH       SOLE                    21450        0        0
POWER-ONE INC COM           COM                 739308104      286    17200 SH       SOLE                    17200        0        0
PRICE COMMUNICATIONS NEW    COM                 741437305      491    24300 SH       SOLE                    24300        0        0
QWEST COMMUNICATIONS COM    COM                 749121109     2872    90104 SH       SOLE                    90104        0        0
RAYMOND JAMES FINL INC COM  COM                 754730109      392    12800 SH       SOLE                    12800        0        0
ROYAL DUTCH PETE NY REG GLD COM                 780257804     2398    41150 SH       SOLE                    41150        0        0
SPDR TR UNIT SER 1          COM                 78462F103      372     3035 SH       SOLE                     3035        0        0
SPEEDWAY MOTOR SPORTS       COM                 847788106      373    14800 SH       SOLE                    14800        0        0
SUN MICROSYSTEMS INC COM    COM                 866810104     1594   101400 SH       SOLE                   101400        0        0
SYNOVUS FINL CORP COM       COM                 87161C105     1538    49000 SH       SOLE                    49000        0        0
TELEFLEX INC COM            COM                 879369106      366     8325 SH       SOLE                     8325        0        0
TRIQUINT SEMICONDUCTOR COM  COM                 89674K103      383    17000 SH       SOLE                    17000        0        0
VERIZON COM                 COM                 077853109      155     2900 SH       SOLE                     2900        0        0
VERTEX PHARMACEUTICALS COM  COM                 92532F100      332     6700 SH       SOLE                     6700        0        0
WAL MART STORES INC COM     COM                 931142103     3425    70190 SH       SOLE                    70190        0        0
WEB MD                      COM                 94769m105      252    36000 SH       SOLE                    36000        0        0
WEBB DEL CORP COM           COM                 947423109      284     7350 SH       SOLE                     7350        0        0
WHOLE FOODS MKT INC COM     COM                 966837106      350    12900 SH       SOLE                    12900        0        0
WMS INDS INC COM            COM                 929297109      206     6400 SH       SOLE                     6400        0        0
WORLDCOM INC COM            COM                 55268B106     1260    89311 SH       SOLE                    89311        0        0